Related parties - Summary of remuneration package (Details)			12 Months Ended
	Oct. 01, 2024 shares	May 16, 2024 shares	Dec. 31, 2024 EUR (€) EquityInstruments shares employee	Dec. 31, 2023 EUR (€) shares EquityInstruments	Dec. 31, 2022 EUR (€) EquityInstruments shares
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of board of directors | employee			9
Subscription rights offered	41,000	1,340,000	1,381,000	1,538,400	3,127,239
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered | EquityInstruments			840,088	920,510	470,273
Key management personnel of entity or parent
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits			€ 3,279,000	€ 3,902,000	€ 3,444,000
Board fees and other short-term benefits for members of the Board of Directors			859,000	749,000	740,000
Post-employment benefits			186,000	209,000	240,000
Severance package				3,150,000
Key management personnel of entity or parent | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total cost of subscription rights granted in the year			€ 1,765,000	€ 5,163,000	€ 27,010,000
Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of RSUs granted in the year to Executive Committee members as a group | shares			299,516	331,066	200,478
Executive committee members as a group | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered | shares			185,000	325,000	1,124,000
Piet Wigerinck and Onno Van De Stolpe [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Severance package					€ 689,000